Short term debt (Tables)	12 Months Ended
Mar. 31, 2012
Short Term Debt	Short term debt at March 31, 2011 and 2012 are as follows:

	Yen (Millions)
	2011	2012
Unsecured borrowing, with weighted average annual interest 0.38%	¥—	25,000

	¥—	25,000

Bonds Interest Rates and Maturity Dates	The bonds have interest rates and maturity dates as follows:

Amount	Interest rate	Maturity date
¥10,000 million	0.416% per annum	May 25, 2015
¥15,000 million	0.606% per annum	May 25, 2017